FINANCE ITEMS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
FINANCE ITEMS
10. FINANCE ITEMS

Finance income and expense for the years ended December 31, 2018 and 2017 includes the following:

	Year ended December 31, 2018	Year ended December 31, 2017
Interest income on bank deposits	$5,714	$2,111
Finance income	$5,714	$2,111

Unwinding of discount on convertible debentures (note 20)	$—	$3,349
Interest paid on convertible debentures	—	4,816
Interest on finance leases and other loans	1,496	1,427
Finance fees and bank charges	969	1,611
Unwinding of discount on rehabilitation provision (note 21)	1,152	1,003
Finance costs	$3,617	$12,206